Commitments and Guarantees	12 Months Ended
Dec. 31, 2022
Capital commitments [abstract]
Commitments and Guarantees	COMMITMENTS AND GUARANTEES
33.1    Aircraft acquisition
The Company contractually assumed the commitment to acquire aircraft directly from manufacturers and from lessors, according to the table below:

	December,31
Description	2022	2021

Lessors	32	45
Manufacturers	112	86
	144	131
The amounts shown below are discounted to present value using the weighted discount rate of leasing transactions and do not necessarily characterize a cash outflow as the Company evaluates the obtainment of financing to meet these commitments.

	December 31,
Description	2022	2021

2022	—	1,332,170
2023	2,025,240	1,048,452
2024	1,544,642	2,354,729
2025	1,969,208	2,116,390
2026	2,414,533	2,325,528
2027	1,361,299	1,323,801
After 2027	4,650,961	2,130,469
	13,965,883	12,631,539
33.2    Letters of credit
The position of the letters of credit in use by the Company follows:

	December, 31
	2022			2021
Description	R$	US$		R$	US$

Security deposits and maintenance reserves	2,453,336	480	millions	3,112,152	492	millions
Local guarantees	44,563	—		8,763	—
	2,497,899	480	millions	3,120,915	492	millions
33.3    Guarantees
The convertible debentures are guaranteed by the Company and its main operating subsidiary, ALAB, and are collateralized by certain assets, including, but not limited to, intellectual property assets held, right of use of the hangar, and specific equipment necessary for maintenance of the hangar located at Viracopos airport.
Additionally, other guarantees are offered for fundraising, such as the assignment of rights over credit card receivables, parts and equipment.